Losses Per Share	6 Months Ended
Jun. 30, 2021
Losses Per Share

18. Losses Per Share

(i)   Basic losses per share

Basic losses per share is calculated by dividing the net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue during the period. Treasury shares held by the Trustee are excluded from the weighted average number of outstanding ordinary shares in issue for purposes of calculating basic losses per share.

	Six Months Ended June 30,
	2021	2020
Weighted average number of outstanding ordinary shares in issue	729,239,181	685,285,841
Net loss attributable to the Company (US$’000)	(102,397)	(49,694)
Losses per share attributable to the Company (US$ per share)	(0.14)	(0.07)

(ii)  Diluted losses per share

Diluted losses per share is calculated by dividing net loss attributable to the Company by the weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents include shares issuable upon the exercise or settlement of share options, LTIP awards and warrants issued by the Company using the treasury stock method.

For the six months ended June 30, 2021 and 2020, the share options, LTIP awards and warrants issued by the Company were not included in the calculation of diluted losses per share because of their anti-dilutive effect. Therefore, diluted losses per share were equal to basic losses per share for the six months ended June 30, 2021 and 2020.